Biological assets	12 Months Ended
Sep. 30, 2024
Biological assets
Biological assets

Note 7 – Biological assets

Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 27 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives.

	September 30,	September 30,
	2024	2023

Biological assets	$30,358,304	$29,199,895
Less: accumulated depreciation	(1,835,401)	(844,306)
Biological assets, net	$28,522,903	$28,355,589

Depreciation expenses were $932,784, $873,358, and nil for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.